UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Maryland Premium Income Municipal Fund (NMY)
	February 28, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 151.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 150.8% (99.5% of Total Investments)

	Consumer Discretionary – 4.8% (3.2% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	Ba1	$ 569,673
400	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	419,836
330	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	340,517
350	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	360,475
535	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	545,802
100	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	102,526
12,165	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	12,520,948
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	1,038,400
	5.875%, 9/01/39
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,037,300
	Center, Series 2006A, 5.000%, 12/01/31 (4)
17,420	Total Consumer Discretionary			16,935,477
	Consumer Staples – 2.9% (1.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
595	5.125%, 6/01/24	6/17 at 100.00	B–	511,289
1,000	5.875%, 6/01/30	6/17 at 100.00	B–	855,660
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
2,815	5.250%, 6/01/32	6/17 at 100.00	B	2,739,699
2,665	5.625%, 6/01/47	6/17 at 100.00	B	2,111,773
3,270	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/15 at 100.00	BBB	3,258,849
	Series 2002, 5.500%, 5/15/39
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/15 at 100.00	A3	800,008
	Bonds, Series 2001, 5.000%, 5/15/31
11,145	Total Consumer Staples			10,277,278
	Education and Civic Organizations – 13.0% (8.5% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s	9/16 at 100.00	BB+	2,387,920
	University, Series 2006, 5.625%, 9/01/38
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/22 at 100.00	A–	787,710
	Series 2012A, 5.000%, 7/01/34
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2008A:
2,000	5.000%, 7/01/18	No Opt. Call	AA+	2,274,500
530	5.250%, 7/01/38	No Opt. Call	AA+	591,189
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University	10/22 at 100.00	A	1,404,175
	Maryland, Series 2012A, 5.000%, 10/01/39
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University
	Maryland, Series 2014:
1,250	5.000%, 10/01/45	10/24 at 100.00	A	1,427,925
1,000	4.000%, 10/01/45	10/24 at 100.00	A	1,019,960
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	3,672,165
	College of Art, Series 2006, 5.000%, 6/01/30
1,130	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	1,171,968
	College of Art, Series 2007, 5.000%, 6/01/36
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2012:
1,500	5.000%, 6/01/34	No Opt. Call	Baa1	1,643,085
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,257,400
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	784,999
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins
	University, Series 2012A:
1,145	5.000%, 7/01/30	No Opt. Call	AA+	1,337,612
1,050	5.000%, 7/01/37	No Opt. Call	AA+	1,202,355
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins
	University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	570,940
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,675,869
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/22 at 100.00	A+	713,013
	Auxiliary Facilities, Series 2012, 5.000%, 7/01/29
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	AA–	10,801,680
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	B	152,084
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	B	674,794
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
2,000	5.000%, 11/01/31	11/16 at 100.00	BBB+	2,045,740
2,750	4.500%, 11/01/36	11/16 at 100.00	BBB+	2,779,535
42,280	Total Education and Civic Organizations			45,376,618
	Health Care – 31.8% (21.0% of Total Investments)
2,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	7/20 at 100.00	Baa3	2,595,147
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist
	Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa2	1,573,695
375	6.125%, 1/01/36	1/22 at 100.00	Baa2	432,829
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	No Opt. Call	A–	1,570,621
	Health System Issue, Series 2012, 5.000%, 7/01/24
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	2,720,225
	Health System, Series 2010, 5.000%, 7/01/40
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health	7/23 at 100.00	A	2,229,940
	System Issue, Series 2013, 5.000%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2006:
1,000	4.500%, 7/01/26	7/16 at 100.00	A3	1,021,710
2,550	5.000%, 7/01/40	7/16 at 100.00	A3	2,620,354
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A3	1,040,320
1,775	5.000%, 7/01/37	7/22 at 100.00	A3	1,937,040
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	4,135,455
	Hospital, Series 2007A, 5.000%, 7/01/29
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	No Opt. Call	Baa1	4,491,147
	Hospital Issue, Series 2012A, 4.250%, 7/01/32
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	578,595
500	5.000%, 5/15/26	5/21 at 100.00	AA–	575,580
2,735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA	2,923,250
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2011:
500	5.750%, 7/01/31	No Opt. Call	A	580,600
1,000	6.000%, 7/01/41	7/21 at 100.00	A	1,184,470
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
2,375	5.000%, 7/01/37	7/17 at 100.00	BBB	2,460,642
2,905	5.500%, 7/01/42	7/17 at 100.00	BBB	3,076,569
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/22 at 100.00	BBB	3,068,196
	Center, Series 2011, 5.000%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional
	Medical Center Issue, Series 2015:
1,185	5.000%, 7/01/39	7/24 at 100.00	A	1,337,166
2,000	5.000%, 7/01/45	7/24 at 100.00	A	2,248,280
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	4,967,713
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System Issue, Series 2013A:
11,500	5.000%, 7/01/43	7/22 at 100.00	A2	12,670,700
3,750	4.000%, 7/01/43	7/22 at 100.00	A2	3,864,225
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System, Series 2006:
700	5.000%, 7/01/31	7/16 at 100.00	A2	722,876
1,325	5.000%, 7/01/36	7/16 at 100.00	A2	1,364,564
4,155	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A2	4,547,440
	Maryland Medical System, Series 2010, 5.125%, 7/01/39
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
135	5.750%, 1/01/33	1/18 at 100.00	BBB	146,698
7,075	5.750%, 1/01/38	1/18 at 100.00	BBB	7,673,828
1,950	6.000%, 1/01/43	1/18 at 100.00	BBB	2,122,731
12,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/24 at 100.00	BBB	13,898,482
	Health, Series 2014, 5.250%, 7/01/34
8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series	12/21 at 100.00	AA	9,029,600
	2011MD, 5.000%, 12/01/40
6,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015,	6/25 at 100.00	AA	6,034,920
	4.000%, 12/01/44
102,575	Total Health Care			111,445,608
	Housing/Multifamily – 6.5% (4.3% of Total Investments)
2,020	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,194,609
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments,
	Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,524,345
1,550	5.000%, 6/01/44	6/24 at 100.00	A+	1,696,521
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills
	Project, Series 2013:
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,322,620
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,156,840
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	6/15 at 100.00	Aaa	2,112,511
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University
	Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	556,230
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	545,325
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	No Opt. Call	BBB–	1,635,420
	University Village, Series 2012, 5.000%, 7/01/33
5,115	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA	5,347,119
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
85	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	5/15 at 100.00	Aa2	85,357
	Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/24 at 100.00	Aaa	1,520,520
	Bonds, Series 2014A, 3.875%, 7/01/39
21,380	Total Housing/Multifamily			22,697,417
	Housing/Single Family – 8.4% (5.5% of Total Investments)
3,000	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	3,104,820
	Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
2,365	Maryland Community Development Administration Department of Housing and Community Development,	9/23 at 100.00	Aa2	2,512,174
	Residential Revenue Bonds, Series 2014A, 4.300%, 9/01/32
	Maryland Community Development Administration Department of Housing and Community Development,
	Residential Revenue Bonds, Series 2014C:
3,000	3.400%, 3/01/31	3/24 at 100.00	Aa2	3,025,530
1,165	3.750%, 3/01/39	3/24 at 100.00	Aa2	1,178,339
1,000	Maryland Community Development Administration Department of Housing and Community Development,	12/24 at 100.00	Aaa	994,910
	Residential Revenue Bonds, Series 2014I, 3.450%, 12/15/31
1,800	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	1,813,716
	Development, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative Minimum
	Tax) (UB) (5)
550	Maryland Community Development Administration, Department of Housing and Community	4/15 at 100.00	Aa2	554,252
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum
	Tax) (UB) (5)
7,500	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	7,612,350
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum
	Tax) (UB) (5)
4,075	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	4,141,505
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum
	Tax) (UB) (5)
2,820	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	2,865,038
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum
	Tax) (UB) (5)
1,500	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	1,550,746
	Development, Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum
	Tax) (UB) (5)
28,775	Total Housing/Single Family			29,353,380
	Industrials – 2.8% (1.9% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	6,394,248
	Facilities Project, Series 2010A, 5.750%, 6/01/35
3,340	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	3,482,117
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
9,235	Total Industrials			9,876,365
	Long-Term Care – 6.3% (4.1% of Total Investments)
5,215	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	A	5,424,434
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	BBB	2,326,770
	Series 2009B, 6.000%, 1/01/23
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2010:
1,685	6.125%, 1/01/30	1/21 at 100.00	A	1,908,768
5,060	6.250%, 1/01/45	1/21 at 100.00	A	5,716,687
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	1,028,010
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
410	5.000%, 1/01/17	No Opt. Call	N/R	428,954
1,460	5.250%, 1/01/27	1/17 at 100.00	N/R	1,509,421
1,050	5.300%, 1/01/37	1/17 at 100.00	N/R	1,078,875
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	2,543,190
	Retirement Community, Series 2007, 4.750%, 7/01/34
20,410	Total Long-Term Care			21,965,109
	Tax Obligation/General – 20.6% (13.6% of Total Investments)
685	Anne Arundel County, Maryland, General Obligation Bonds, Refunding Consolidated Water & Sewer	3/16 at 100.00	AAA	718,723
	Series 2006, 5.000%, 3/01/17
1,565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	1,640,902
1,070	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Refunding	No Opt. Call	AA	1,103,395
	Series 2013B, 5.000%, 10/15/15
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	AA	1,169,890
1,200	5.000%, 10/15/30	10/21 at 100.00	AA	1,398,240
805	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	844,493
	2006, 5.000%, 3/01/16
1,180	Frederick County, Maryland, General Obligation Public Facilities Bonds, Refunding Series 2013,	No Opt. Call	AAA	1,186,148
	3.000%, 5/01/15
2,305	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	5/15 at 100.00	AAA	2,314,381
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,000	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011B,	No Opt. Call	AAA	1,092,040
	5.000%, 3/15/17
1,895	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009A,	No Opt. Call	AAA	2,008,018
	3.000%, 8/15/17
	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B:
4,925	5.250%, 8/15/16	No Opt. Call	AAA	5,282,112
3,750	5.250%, 8/15/17	No Opt. Call	AAA	4,180,050
1,000	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2010A,	No Opt. Call	AAA	1,016,710
	4.000%, 8/01/15
5,705	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2014C,	No Opt. Call	AAA	5,824,748
	5.000%, 8/01/15
3,435	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Refunding Second	No Opt. Call	AAA	3,507,101
	Series 2011E, 5.000%, 8/01/15
5,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	5,948,865
	2005A, 5.000%, 7/01/15
2,800	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	2,957,220
	2006A, 5.000%, 5/01/16
4,750	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	4,849,703
	2008A, 5.000%, 8/01/15
4,700	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	4,824,268
	2013A, 4.000%, 11/01/15
4,930	Patterson Joint Unified School District, Stanislaus County, California, General Obligation	No Opt. Call	AA	1,349,489
	Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42 – AGM Insured
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2014A:
3,000	4.000%, 9/01/30	9/24 at 100.00	AAA	3,283,020
3,000	4.000%, 9/01/31	9/24 at 100.00	AAA	3,272,580
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	AA–	2,309,578
	7/01/20 – NPFG Insured
2,270	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,432,827
	NPFG Insured
1,025	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	1,128,156
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2009,
	5.000%, 6/01/17
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2013:
2,000	3.000%, 6/01/15	No Opt. Call	AAA	2,015,240
2,700	4.000%, 6/01/17	No Opt. Call	AAA	2,911,140
7,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital	8/25 at 35.55	Aaa	1,573,530
	Appreciation Series 2015, 0.000%, 8/15/50 (WI/DD, Settling 3/05/15)
77,700	Total Tax Obligation/General			72,142,567
	Tax Obligation/Limited – 16.7% (11.0% of Total Investments)
865	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	926,346
	Project, Series 2010, 6.100%, 7/01/40
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester &	7/23 at 100.00	A+	1,375,956
	Farmington Village Projects, Series 2013, 5.000%, 7/01/32
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 –	3/15 at 100.00	AA–	120,461
	NPFG Insured
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	305,928
	5.500%, 9/01/34
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation
	Bonds, Series 2001A:
99	5.600%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	99,912
450	5.700%, 7/01/29 – RAAI Insured	7/15 at 100.00	N/R	452,345
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
5,350	5.000%, 7/01/30	7/20 at 100.00	A–	5,971,081
2,355	5.000%, 7/01/40	7/20 at 100.00	A–	2,602,558
1,780	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	1,800,577
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,118,550
1,260	Huntington Beach Union High School District, Orange County, California, Certificates of	No Opt. Call	AA	509,342
	Participation, Capital Project, Series 2007, 0.000%, 9/01/35 – AGM Insured
2,050	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/16 at 100.00	N/R	2,094,013
	5.750%, 7/01/34
11,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	12,330,450
	5.500%, 2/01/16
6,650	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	6,672,743
	2005, 5.200%, 7/01/34
1,406	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/15 at 100.00	N/R	1,413,564
	2005, 5.250%, 7/01/35
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	B	1,096,997
	7/01/29 – AMBAC Insured
1,530	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	B	190,623
	0.000%, 7/01/44 – AMBAC Insured
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	5/15 at 100.00	AA	2,100,525
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	1,302,140
8,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,392,880
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	BB–	23,827
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	AA–	827,080
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	2,495,454
1,750	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2005A, 5.000%, 5/15/21 –	5/15 at 100.00	AA	1,768,095
	AGM Insured
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%,	10/16 at 100.00	AA–	2,111,800
	10/01/27 – FGIC Insured
300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	10/24 at 100.00	BBB+	330,483
	Series 2014A, 5.000%, 10/01/34
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/19 at 100.00	AA	1,176,971
	Series 2009A-1, 5.000%, 10/01/29 – AGM Insured
3,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	3,844,715
	Series 2010A, 5.000%, 10/01/29
1,825	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	2,018,140
	Lien Series 2010B, 5.250%, 10/01/29
70,050	Total Tax Obligation/Limited			58,473,556
	Transportation – 5.4% (3.6% of Total Investments)
	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A:
1,060	5.250%, 7/01/17 – FGIC Insured	No Opt. Call	AA–	1,115,830
110	5.250%, 7/01/21 – FGIC Insured	No Opt. Call	AA–	124,292
125	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	148,811
	(Alternative Minimum Tax)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	N/R	1,302,119
1,000	5.000%, 7/01/34 – AMBAC Insured	7/15 at 100.00	N/R	1,001,250
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	5/15 at 100.00	N/R	752,715
	Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured
460	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns	5/15 at 100.00	N/R	460,902
	Hopkins Medical Institutions Parking Facilities, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
	Maryland Transportation Authority, Revenue Bonds, Grant Anticipation Series 2008:
1,000	5.250%, 3/01/15	No Opt. Call	Aa1	1,000,580
2,000	5.250%, 3/01/16	No Opt. Call	AAA	2,101,840
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA	10,973,394
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	20,114
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	70,214
18,005	Total Transportation			19,072,061
	U.S. Guaranteed – 25.1% (16.6% of Total Investments) (6)
500	Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%,	9/16 at 100.00	A+ (6)	533,915
	9/01/36 (Pre-refunded 9/01/16)
3,120	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (6)	3,797,321
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA (6)	2,415,040
	7/01/24 – FGIC Insured (ETM)
	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C:
1,500	5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (6)	1,593,570
2,570	5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (6)	2,732,835
3,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32	7/17 at 100.00	AA (6)	3,309,420
	(Pre-refunded 7/01/17) – AMBAC Insured
1,680	Carroll County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	12/15 at 100.00	AAA	1,742,210
	2005A, 5.000%, 12/01/16 (Pre-refunded 12/01/15)
15	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	Aa1 (6)	15,731
	2006, 5.000%, 3/01/16 (ETM)
1,910	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 (Pre-refunded	8/15 at 100.00	AA (6)	1,949,843
	8/01/15) – NPFG Insured
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
15	5.000%, 10/01/15 (Pre-refunded 3/31/15)	3/15 at 100.00	B3 (6)	14,988
3,460	5.625%, 10/01/23 (Pre-refunded 3/31/15)	3/15 at 100.00	B3 (6)	3,362,843
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A– (6)	1,858,185
	Health System, Series 2009A, 6.750%, 7/01/39 (Pre-refunded 7/01/19)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,
	Series 1997:
970	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	1,027,036
3,240	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	3,974,184
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	5/15 at 100.00	N/R (6)	3,340,750
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
7,720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+ (6)	8,186,211
	Series 2007, 5.250%, 5/15/46 (Pre-refunded 5/15/16) – BHAC Insured
3,950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A (6)	4,198,613
	Medical Center, Series 2006, 5.000%, 7/01/36 (Pre-refunded 7/01/16)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of
	Cecil County, Series 2005:
1,000	5.000%, 7/01/35 (Pre-refunded 7/01/15)	7/15 at 100.00	A (6)	1,016,750
6,620	5.000%, 7/01/40 (Pre-refunded 7/01/15)	7/15 at 100.00	A (6)	6,730,885
3,190	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA– (6)	3,390,779
	Health, Series 2006A, 5.000%, 7/01/34 (Pre-refunded 7/01/16) – NPFG Insured
2,910	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA– (6)	3,073,658
	Health, Series 2006A, 4.500%, 1/01/22 (Pre-refunded 7/01/16) – NPFG Insured
2,100	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R (6)	2,121,294
	High School, Series 2005A, 6.000%, 5/01/35 (Pre-refunded 5/01/15)
2,110	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B,	8/19 at 100.00	AAA	2,472,034
	5.000%, 8/15/21 (Pre-refunded 8/15/19)
1,090	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Series 2006A, 5.000%,	3/16 at 100.00	AAA	1,142,538
	3/01/17 (Pre-refunded 3/01/16)
825	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	Aaa	866,118
	Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)
	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts
	Center Project, Series 2005A:
1,300	5.000%, 5/01/18 (Pre-refunded 5/01/15)	5/15 at 100.00	Aa3 (6)	1,311,310
1,365	5.000%, 5/01/19 (Pre-refunded 5/01/15)	5/15 at 100.00	Aa3 (6)	1,376,876
615	5.000%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	Aa3 (6)	620,351
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,323,234
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,070,210
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,610	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (6)	1,915,353
	5.500%, 7/01/19 – NPFG Insured (ETM)
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2005A, 5.000%,	4/15 at 100.00	Aa1 (6)	652,997
	4/01/18 (Pre-refunded 4/01/15)
3,135	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA+ (6)	3,365,517
	10/01/22 (Pre-refunded 10/01/16)
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
4,500	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,557,645
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,250,820
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,250,820
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,250,820
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+ (6)	3,049,710
	5.000%, 7/01/35 (Pre-refunded 7/01/15) – AMBAC Insured
82,100	Total U.S. Guaranteed			87,862,414
	Utilities – 2.6% (1.7% of Total Investments)
1,250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,443,400
575	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	AA	656,845
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	5/15 at 100.00	AA–	3,600,612
	NPFG Insured
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AA–	1,572,119
	FGIC Insured
1,225	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%,	No Opt. Call	AA–	1,239,859
	7/01/15 – NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB+	736,052
	2007A, 5.000%, 7/01/24
8,950	Total Utilities			9,248,887
	Water and Sewer – 3.9% (2.6% of Total Investments)
2,500	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B,	1/24 at 100.00	AA	2,873,225
	5.000%, 7/01/38
2,500	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2014A, 5.000%, 7/01/44	1/25 at 100.00	AA–	2,870,500
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA	1,190,506
	7/01/24 – FGIC Insured
2,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,264,000
300	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	A–	335,589
	Series 2014A, 5.000%, 7/01/35
2,030	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	2,353,338
	5.500%, 7/01/43
1,645	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	1,686,141
	2005A, 5.000%, 9/01/15
12,020	Total Water and Sewer			13,573,299
$522,045	Total Municipal Bonds (cost $503,052,351)			528,300,036

Shares	Description (1)			Value
	COMMON STOCKS – 0.8% (0.5% of Total Investments)

	Airlines – 0.8% (0.5% of Total Investments)
54,607	American Airlines Group Inc., (7)			$ 2,615,675
	Total Common Stocks (cost $1,624,450)			2,615,675
	Total Long-Term Investments (cost $504,676,801)			530,915,711
	Floating Rate Obligations – (4.9)%			(17,170,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (47.7)% (8)			(167,000,000)
	Other Assets Less Liabilities – 1.0%			3,596,732
	Net Assets Applicable to Common Shares – 100%			$ 350,342,443

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$528,300,036	$ —	$528,300,036
Common Stocks	2,615,675	—	—	2,615,675
Total	$2,615,675	$528,300,036	$ —	$530,915,711

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments was $489,073,688.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$29,556,956
Depreciation	(4,884,958)
Net unrealized appreciation (depreciation) of investments	$24,671,998

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2015